Principal accounting policies - Short-term investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Principal accounting policies
Short-term investments	$ 7,011	$ 7,771
Other long-term investments	5,970	12,114
Debt investment				$ 49,008
Impairment charges for investments without readily determinable fair value	10,805	4,038
Total fair values	3,000
Available-for-sale debt investment
Principal accounting policies
Total fair values	3,000	2,550
Fair value losses on debt investments	2,550	0
Fund investments
Principal accounting policies
Short-term investments	3,665	3,647
Fund investments | Other gains, net
Principal accounting policies
Interest income from short-term investment	17	452	$ 187
Listed equity securities
Principal accounting policies
Short-term investments	1,609
Listed equity securities | Other gains, net
Principal accounting policies
Interest income from short-term investment	100	127	1,157
Wealth management products
Principal accounting policies
Short-term investments	1,737	1,574
Wealth management products | Other gains, net
Principal accounting policies
Interest income from short-term investment	65	9	$ 52
Available-for-sale debt investment
Principal accounting policies
Short-term investments		2,550
Other long-term investments	3,000
Equity investments
Principal accounting policies
Other long-term investments	$ 2,970	$ 12,114